Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2015 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.15%)
Since Inception	2.52%
Fidelity Freedom Blend 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.53%)
Since Inception	1.03%
Fidelity Freedom Blend 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.50%)
Since Inception	1.66%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Since Inception	2.75%	[1]

[1]	AFrom August 31, 2018.